ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	$ 13,607	$ 13,474	$ 9,774	$ 13,474	$ 9,644
Other comprehensive income (loss)	(1,049)		(335)	(1,017)	(269)
Other items				0
Current tax expense (income)	46		38	216	50
Balance as	12,276	13,607	12,624	12,276	12,624
Chilean electricity transmission operation [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Current tax expense (income)		129		127
Limited Partners 1 [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	4,977	4,967	4,488	4,967	4,611
Other comprehensive income (loss)	(363)		(111)	(347)	(119)
Balance as	4,545	4,977	4,253	4,545	4,253
Limited Partners 1 [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	430	864	728	864	736
Other comprehensive income (loss)	(363)		(111)	(347)	(119)
Other items				(450)
Balance as	67	430	617	67	617
Limited Partners 1 [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		976		976	957
Other comprehensive income (loss)				0	0
Other items				(450)
Balance as	526		957	526	957
Limited Partners 1 [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(835)		(835)	(891)
Other comprehensive income (loss)				(380)	30
Other items				0
Balance as	(1,215)		(861)	(1,215)	(861)
Limited Partners 1 [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		28		28	215
Other comprehensive income (loss)				34	(138)
Other items				0
Balance as	62		77	62	77
Limited Partners 1 [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(26)		(26)	(130)
Other comprehensive income (loss)				(37)	24
Other items				0
Balance as	(63)		(106)	(63)	(106)
Limited Partners 1 [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0		0	(4)
Other comprehensive income (loss)				(8)	2
Other items				0
Balance as	(8)		(2)	(8)	(2)
Limited Partners 1 [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(27)		(27)	(30)
Other comprehensive income (loss)				0	0
Other items				0
Balance as	(27)		(30)	(27)	(30)
Limited Partners 1 [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		748		748	619
Other comprehensive income (loss)				44	(37)
Other items				0
Balance as	792		582	792	582
General Partner 1 [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	25	25	27	25	27
Other comprehensive income (loss)	(2)		(1)	(2)	(1)
Balance as	22	25	26	22	26
General Partner 1 [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	3	6	7	6	7
Other comprehensive income (loss)	(2)		(1)	(2)	(1)
Other items				(3)
Balance as	1	3	6	1	6
General Partner 1 [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		7		7	7
Other comprehensive income (loss)					0
Other items				(3)
Balance as	4		7	4	7
General Partner 1 [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(6)		(6)	(5)
Other comprehensive income (loss)				(2)	0
Other items				0
Balance as	(8)		(5)	(8)	(5)
General Partner 1 [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		1		1	3
Other comprehensive income (loss)				0	(1)
Other items				0
Balance as	1		2	1	2
General Partner 1 [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0		0	(1)
Other comprehensive income (loss)					0
Other items				0
Balance as	0		(1)	0	(1)
General Partner 1 [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0		0	0
Other comprehensive income (loss)					0
Other items				0
Balance as	0		0	0	0
General Partner 1 [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0		0	0
Other comprehensive income (loss)					0
Other items				0
Balance as	0		0	0	0
General Partner 1 [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		4		4	3
Other comprehensive income (loss)					0
Other items				0
Balance as	4		3	4	3
Non-controlling Interest - Redeemable Partnership Units [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	2,014	2,012	1,805	2,012	1,860
Other comprehensive income (loss)	(152)		(46)	(147)	(50)
Balance as	1,832	2,014	1,705	1,832	1,705
Non-controlling Interest - Redeemable Partnership Units [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	204	387	327	387	331
Other comprehensive income (loss)	(152)		(46)	(147)	(50)
Other items				(188)
Balance as	52	204	281	52	281
Non-controlling Interest - Redeemable Partnership Units [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		425		425	417
Other comprehensive income (loss)				0	0
Other items				(188)
Balance as	237		417	237	417
Non-controlling Interest - Redeemable Partnership Units [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(339)		(339)	(365)
Other comprehensive income (loss)				(159)	13
Other items				0
Balance as	(498)		(352)	(498)	(352)
Non-controlling Interest - Redeemable Partnership Units [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		11		11	88
Other comprehensive income (loss)				13	(58)
Other items				0
Balance as	24		30	24	30
Non-controlling Interest - Redeemable Partnership Units [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(14)		(14)	(58)
Other comprehensive income (loss)				(16)	10
Other items				0
Balance as	(30)		(48)	(30)	(48)
Non-controlling Interest - Redeemable Partnership Units [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(2)		(2)	(3)
Other comprehensive income (loss)				(4)	0
Other items				0
Balance as	(6)		(3)	(6)	(3)
Non-controlling Interest - Redeemable Partnership Units [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(8)		(8)	(9)
Other comprehensive income (loss)				0	0
Other items				0
Balance as	(8)		(9)	(8)	(9)
Non-controlling Interest - Redeemable Partnership Units [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		$ 314		314	261
Other comprehensive income (loss)				19	(15)
Other items				0
Balance as	$ 333		$ 246	$ 333	$ 246